VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Denmark: 4.9%
Novo Nordisk A/S (ADR)	258,530	$28,807,998
France: 4.8%
Sanofi (ADR)	566,931	28,363,558
Ireland: 0.3%
Amarin Corp. Plc (ADR) * †	1,034,866	1,541,950
Israel: 3.7%
Teva Pharmaceutical Industries Ltd. (ADR) *	2,861,816	21,520,856
Japan: 4.8%
Takeda Pharmaceutical Co. Ltd. (ADR) †	1,989,772	27,936,399
Switzerland: 4.9%
Novartis AG (ADR)	343,204	29,011,034
United Kingdom: 9.7%
AstraZeneca Plc (ADR)	463,214	30,604,549
GSK Plc (ADR) †	610,433	26,572,149
		57,176,698
United States: 66.6%
AbbVie, Inc.	200,873	30,765,709
AmerisourceBergen Corp.	184,276	26,071,368
Bausch Health Cos, Inc. * †	762,281	6,372,669
Bristol-Myers Squibb Co.	393,527	30,301,579
Catalent, Inc. *	243,445	26,119,214
	Number of Shares	Value
United States (continued)
Elanco Animal Health, Inc. *	749,824	$14,719,045
Eli Lilly & Co.	95,620	31,002,873
Jazz Pharmaceuticals Plc *	136,876	21,354,025
Johnson & Johnson	169,104	30,017,651
McKesson Corp.	85,653	27,940,865
Merck & Co., Inc.	335,040	30,545,597
Organon & Co.	609,152	20,558,880
Patterson Companies, Inc.	165,836	5,024,831
Perrigo Co. Plc	248,279	10,072,679
Pfizer, Inc.	560,676	29,396,243
Viatris, Inc.	2,274,988	23,819,124
Zoetis, Inc.	157,517	27,075,597
		391,157,949
Total Common Stocks (Cost: $608,886,674)		585,516,442

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3% (Cost: $1,658,664)
Money Market Fund: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	1,658,664	1,658,664
Total Investments: 100.0% (Cost: $610,545,338)		587,175,106
Liabilities in excess of other assets: 0.0%		(250,412)
NET ASSETS: 100.0%		$586,924,695

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,347,556.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	5.6%	$32,307,659
Health Care Distributors	10.1	59,037,065
Pharmaceuticals	84.3	494,171,718
	100.0%	$585,516,442
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